DoubleLine Shiller Enhanced International CAPE®	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 8.5%
	Bridgecrest Lending Auto Securitization Trust
178,722	Series 2024-1-A2	5.82%		09/15/2026	178,713
	Commonbond Student Loan Trust
341,123	Series 2017-BGS-B	3.26%	(a)	09/25/2042	299,742
	Diamond Resorts Owner Trust
288,725	Series 2021-1A-A	1.51%	(a)	11/21/2033	270,700
	Marlette Funding Trust
500,000	Series 2022-3A-B	5.95%	(a)	11/15/2032	499,111
	Mosaic Solar Loans LLC
373,746	Series 2021-3A-A	1.44%	(a)	06/20/2052	301,838
	National Collegiate Student Loan Trust
361,212	Series 2006-1-A5 (1 mo. Term SOFR + 0.46%, 0.00% Floor)	5.81%		03/25/2033	350,115
	Navient Student Loan Trust
376,463	Series 2018-A-B	3.68%	(a)	02/18/2042	359,236
	Pagaya AI Debt Selection Trust
94,174	Series 2023-5-A	7.18%	(a)	04/15/2031	94,394
180,785	Series 2024-1-A	6.66%	(a)	07/15/2031	181,646
	Retained Vantage Data Centers Issuer LLC
500,000	Series 2023-1A-A2A	5.00%	(a)	09/15/2048	483,485
	Total Asset Backed Obligations (Cost $3,058,070)				3,018,980

COLLATERALIZED LOAN OBLIGATIONS - 17.8%
	Allegro CLO Ltd.
500,000	Series 2019-1A-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.74%	(a)	07/20/2032	500,276
	CBAM Ltd.
500,000	Series 2017-2A-AR (3 mo. Term SOFR + 1.45%, 1.19% Floor)	6.77%	(a)	07/17/2034	501,314
	CFIP CLO Ltd.
500,000	Series 2021-1A-A (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	01/20/2035	501,051
	Highbridge Loan Management Ltd.
500,000	Series 3A-2014-CR (3 mo. Term SOFR + 3.86%, 0.00% Floor)	9.19%	(a)	07/18/2029	503,742
	Logan CLO
500,000	Series 2022-1A-B (3 mo. Term SOFR + 2.05%, 2.05% Floor)	7.37%	(a)	04/21/2035	504,163
	Palmer Square CLO Ltd.
500,000	Series 2021-2A-A (3 mo. Term SOFR + 1.41%, 1.41% Floor)	6.74%	(a)	07/15/2034	500,850
	RR Ltd./Cayman Islands
500,000	Series 2021-14A-A1 (3 mo. Term SOFR + 1.38%, 1.38% Floor)	6.71%	(a)	04/15/2036	501,021
	Shackleton CLO Ltd.
466,919	Series 2015-7RA-AR (3 mo. Term SOFR + 1.41%, 1.15% Floor)	6.74%	(a)	07/15/2031	467,245
	Sound Point CLO Ltd.
500,000	Series 2019-2A-AR (3 mo. Term SOFR + 1.43%, 1.17% Floor)	6.76%	(a)	07/15/2034	500,350
1,000,000	Series 2020-1A-AR (3 mo. Term SOFR + 1.43%, 1.43% Floor)	6.76%	(a)	07/20/2034	1,003,684
	Venture CDO Ltd.
358,235	Series 2017-29A-AR (3 mo. Term SOFR + 1.25%, 0.99% Floor)	6.57%	(a)	09/07/2030	358,307
	Wellfleet CLO Ltd.
500,000	Series 2020-2A-AR (3 mo. Term SOFR + 1.48%, 1.22% Floor)	6.81%	(a)	07/15/2034	502,106
	Total Collateralized Loan Obligations (Cost $6,317,137)				6,344,109

FOREIGN CORPORATE BONDS - 4.8%
172,000	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	144,142
10,000	Algonquin Power & Utilities Corp.	5.37%	(b)	06/15/2026	9,956
66,000	Avolon Holdings Funding Ltd.	2.13%	(a)	02/21/2026	62,068

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
200,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%		12/18/2029	193,325
62,000	Bank of Montreal	1.50%		01/10/2025	60,676
62,000	Bank of Nova Scotia	4.75%		02/02/2026	61,375
200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	182,412
62,000	Canadian Pacific Railway Co.	1.35%		12/02/2024	60,882
54,000	Commonwealth Bank of Australia (SOFR + 0.63%)	5.96%	(a)	09/12/2025	54,202
60,000	Enbridge, Inc.	5.90%		11/15/2026	60,704
64,000	Glencore Funding LLC	1.63%	(a)	09/01/2025	61,067
58,000	Glencore Funding LLC (SOFR + 1.06%)	6.41%	(a)	04/04/2027	58,023
165,630	Guara Norte Sarl	5.20%		06/15/2034	152,765
200,000	Inkia Energy Ltd.	5.88%		11/09/2027	201,150
200,000	Multibank, Inc.	7.75%	(a)	02/03/2028	200,403
58,000	NXP BV / NXP Funding LLC / NXP USA, Inc.	4.40%		06/01/2027	56,745
20,000	Southern Copper Corp.	3.88%		04/23/2025	19,695
62,000	Toronto-Dominion Bank/The	0.70%		09/10/2024	61,406
	Total Foreign Corporate Bonds (Cost $1,661,645)				1,700,996
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.1%
126,736	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	95,051
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	198,053
85,833	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	84,593
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $373,700)				377,697
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 12.4%
	Arbor Multifamily Mortgage Securities Trust
1,628,176	Series 2021-MF2-XA	1.22%	(a)(c)(d)	06/15/2054	91,345
	AREIT Trust
78,584	Series 2022-CRE6-A (30 day avg SOFR US + 1.25%, 1.25% Floor)	6.58%	(a)	01/20/2037	78,355
	BANK
2,734,994	Series 2021-BN36-XA	1.00%	(c)(d)	09/15/2064	105,515
	BB-UBS Trust
3,844,000	Series 2012-SHOW-XB	0.28%	(a)(c)(d)	11/05/2036	949
	BDS Ltd.
90,590	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.80%	(a)	12/16/2036	90,082
	Benchmark Mortgage Trust
4,703,579	Series 2018-B2-XA	0.59%	(c)(d)	02/15/2051	54,190
2,271,000	Series 2021-B26-XB	0.64%	(a)(c)(d)	06/15/2054	79,295
1,789,350	Series 2021-B28-XA	1.38%	(c)(d)	08/15/2054	110,399
	BRSP Ltd.
72,472	Series 2021-FL1-A (1 mo. Term SOFR + 1.26%, 1.15% Floor)	6.60%	(a)	08/19/2038	71,729
	BSPRT Co.-Issuer LLC
96,058	Series 2022-FL8-A (30 day avg SOFR US + 1.50%, 1.50% Floor)	6.83%	(a)	02/15/2037	95,807
	BX Trust
99,393	Series 2020-VKNG-A (1 mo. Term SOFR + 1.04%, 0.93% Floor)	6.37%	(a)	10/15/2037	98,880
100,000	Series 2021-CIP-A (1 mo. Term SOFR + 1.04%, 0.92% Floor)	6.36%	(a)	12/15/2038	98,961
98,547	Series 2021-XL2-A (1 mo. Term SOFR + 0.80%, 0.69% Floor)	6.13%	(a)	10/15/2038	97,568
	Citigroup Commercial Mortgage Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,620,875	Series 2016-C1-XA	1.98%	(c)(d)	05/10/2049	65,543
100,000	Series 2016-P3-A4	3.33%		04/15/2049	95,720
	Citigroup/Deutsche Bank Commercial Mortgage Trust
165,000	Series 2016-C1-B	4.20%	(c)	05/10/2049	150,779
	Commercial Mortgage Pass Through Certificates
5,826,784	Series 2015-CR27-XA	1.05%	(c)(d)	10/10/2048	45,579
5,899,257	Series 2015-LC21-XD	1.21%	(a)(c)(d)	07/10/2048	51,398
	Commercial Mortgage Trust
2,400,000	Series 2021-PF1-XD	1.22%	(a)(c)(d)	11/15/2054	152,808
	Computershare Corporate Trust
5,616,729	Series 2015-NXS2-XA	0.72%	(c)(d)	07/15/2058	19,115
3,434,355	Series 2015-P2-XA	1.08%	(c)(d)	12/15/2048	33,893
2,475,407	Series 2018-C48-XA	1.10%	(c)(d)	01/15/2052	83,993
848,311	Series 2021-C59-XA	1.64%	(c)(d)	04/15/2054	60,413
	Credit Suisse Mortgage Capital Certificates
164,000	Series 2017-TIME-A	3.65%	(a)	11/13/2039	133,930
	Extended Stay America Trust
108,935	Series 2021-ESH-A (1 mo. Term SOFR + 1.19%, 1.08% Floor)	6.52%	(a)	07/15/2038	108,598
	FS Rialto
87,569	Series 2021-FL2-A (1 mo. Term SOFR + 1.33%, 1.33% Floor)	6.66%	(a)	05/16/2038	86,860
94,977	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.69%	(a)	11/16/2036	94,873
	Granite Point Mortgage Trust, Inc.
41,619	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.70%	(a)	07/16/2035	41,175
	Great Wolf Trust
100,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	6.87%	(a)	03/15/2039	99,943
	Greystone Commercial Real Estate Notes
100,000	Series 2021-FL3-A (1 mo. Term SOFR + 1.13%, 1.02% Floor)	6.46%	(a)	07/15/2039	100,151
	GS Mortgage Securities Corp. II
4,180,301	Series 2016-GS4-XA	0.69%	(c)(d)	11/10/2049	42,780
	KREF
99,798	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.51%	(a)	02/15/2039	98,605
	Ladder Capital Commercial Mortgage Securities LLC
125,000	Series 2021-FL3-AS (1 mo. Term SOFR + 1.91%, 1.91% Floor)	7.24%	(a)	11/15/2038	122,900
125,000	Series 2021-FL3-B (1 mo. Term SOFR + 2.31%, 2.31% Floor)	7.64%	(a)	11/15/2038	120,863
	LoanCore
60,866	Series 2021-CRE5-A (1 mo. Term SOFR + 1.41%, 1.41% Floor)	6.74%	(a)	07/15/2036	60,587
64,421	Series 2021-CRE6-A (1 mo. Term SOFR + 1.41%, 1.30% Floor)	6.74%	(a)	11/15/2038	64,145
	Lument Finance Trust, Inc.
73,319	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.61%	(a)	06/15/2039	73,429
	Med Trust
119,427	Series 2021-MDLN-A (1 mo. Term SOFR + 1.06%, 0.95% Floor)	6.39%	(a)	11/15/2038	119,242
	MF1 Multifamily Housing Mortgage Loan Trust
96,866	Series 2022-FL8-A (1 mo. Term SOFR + 1.35%, 1.35% Floor)	6.69%	(a)	02/19/2037	96,471
100,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	7.08%	(a)	03/19/2039	100,316
	MFT Trust
186,000	Series 2020-ABC-D	3.59%	(a)(c)	02/10/2042	100,581
	Morgan Stanley Bank of America Merrill Lynch Trust
90,000	Series 2015-C23-AS	4.00%	(c)	07/15/2050	87,612
4,953,748	Series 2017-C34-XE	1.01%	(a)(c)(d)	11/15/2052	122,435
	Morgan Stanley Capital I, Inc.
15,277,000	Series 2017-ASHF-XCP	0.00%	(a)(c)(d)	12/31/2049	15
	Ready Capital Corp.
62,996	Series 2021-FL7-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.66%	(a)	11/25/2036	62,948
	SG Commercial Mortgage Securities LLC
2,131,938	Series 2016-C5-XA	2.01%	(c)(d)	10/10/2048	55,622
	SLG Office Trust
18,169,000	Series 2021-OVA-X	0.26%	(a)(c)(d)	07/15/2041	254,278
	TPG Real Estate Finance Issuer Ltd.
65,505	Series 2021-FL4-A (1 mo. Term SOFR + 1.31%, 1.20% Floor)	6.64%	(a)	03/15/2038	64,962
98,926	Series 2022-FL5-A (1 mo. Term SOFR + 1.65%, 1.65% Floor)	6.98%	(a)	02/15/2039	98,281
	UBS Commercial Mortgage Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
5,378,000	Series 2017-C3-XB	0.54%	(c)(d)	08/15/2050	71,392
	VMC Finance LLC
92,225	Series 2022-FL5-A (30 day avg SOFR US + 1.90%, 1.90% Floor)	7.23%	(a)	02/18/2039	92,076
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $6,108,912)				4,407,386
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 15.9%
	AJAX Mortgage Loan Trust
217,616	Series 2021-C-A	2.12%	(a)(b)	01/25/2061	213,398
	Chase Mortgage Finance Corp.
624,975	Series 2006-A1-2A2	5.44%	(c)	09/25/2036	530,285
	Citigroup Mortgage Loan Trust, Inc.
53,789	Series 2006-AR2-1A2	5.32%	(c)	03/25/2036	49,970
	COLT Funding LLC
465,091	Series 2021-HX1-A1	1.11%	(a)(c)	10/25/2066	385,287
	Countrywide Alternative Loan Trust
310,976	Series 2007-9T1-1A6	6.00%		05/25/2037	149,191
	Credit Suisse Mortgage Capital Certificates
663,019	Series 2022-NQM1-A1	2.27%	(a)(c)	11/25/2066	583,038
	Deutsche ALT-A Securities, Inc.
307,130	Series 2006-AR6-A6 (1 mo. Term SOFR + 0.49%, 0.38% Floor, 10.50% Cap)	5.84%		02/25/2037	255,159
	Lehman XS Trust
140,616	Series 2007-6-2A1 (1 mo. Term SOFR + 0.53%, 0.42% Floor)	5.88%		05/25/2037	104,055
	Merrill Lynch Alternative Note Asset
768,161	Series 2007-OAR5-1A1	3.35%	(c)	10/25/2047	211,763
	Merrill Lynch Mortgage Backed Securities Trust
926,496	Series 2007-2-1A1 (1 yr. CMT Rate + 2.40%, 2.40% Floor)	7.59%		08/25/2036	793,619
	Onslow Bay Mortgage Loan Trust
175,853	Series 2020-EXP2-A3	2.50%	(a)(c)	05/25/2060	142,544
	PRPM LLC
292,286	Series 2021-4-A1	4.87%	(a)(b)	04/25/2026	291,796
	RALI Trust
661,959	Series 2007-QS8-A3 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		06/25/2037	473,948
	Starwood Mortgage Residential Trust
500,000	Series 2020-2-M1E	3.00%	(a)	04/25/2060	482,357
338,430	Series 2021-5-A1	1.92%	(a)(c)	09/25/2066	279,640
	Velocity Commercial Capital Loan Trust
192,627	Series 2018-2-A	4.05%	(a)(c)	10/26/2048	183,874
453,375	Series 2021-2-M2	2.20%	(a)(c)	08/25/2051	357,624
	Vericrest Opportunity Loan Transferee
148,850	Series 2021-NPL1-A1	4.89%	(a)(b)	02/27/2051	146,911
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $6,580,770)				5,634,459
US CORPORATE BONDS - 6.7%
13,000	AGCO Corp.	5.45%		03/21/2027	13,035
61,000	American Electric Power Co., Inc.	5.20%		01/15/2029	60,689
73,000	American Express Co. (SOFR + 1.00%)	6.34%		02/16/2028	73,355
61,000	Amgen, Inc.	5.51%		03/02/2026	61,012
10,000	Athene Global Funding	1.72%	(a)	01/07/2025	9,787
90,000	Athene Global Funding (SOFR + 0.85%)	6.19%	(a)	05/08/2026	90,030
65,000	Aviation Capital Group LLC	1.95%	(a)	01/30/2026	61,191
62,000	Boeing Co.	4.88%		05/01/2025	61,354
34,000	Bristol-Myers Squibb Co. (SOFR + 0.49%)	5.83%		02/20/2026	34,103
63,000	Broadcom, Inc.	3.15%		11/15/2025	61,060
22,000	Campbell Soup Co.	5.20%		03/19/2027	22,041

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
62,000	Dollar Tree, Inc.	4.00%		05/15/2025	61,119
62,000	Elevance Health, Inc.	3.50%		08/15/2024	61,811
33,000	Elevance Health, Inc.	5.15%		06/15/2029	33,096
59,000	Energy Transfer LP	6.05%		12/01/2026	59,796
61,000	Entergy Louisiana LLC	0.95%		10/01/2024	60,300
32,000	Exelon Corp.	5.15%		03/15/2029	31,889
61,000	Expedia Group, Inc.	6.25%	(a)	05/01/2025	61,107
25,000	F&G Global Funding	5.88%	(a)	06/10/2027	24,881
62,000	Ford Motor Co.	4.35%		12/08/2026	60,213
61,000	General Motors Financial Co., Inc.	5.25%		03/01/2026	60,695
39,000	Goldman Sachs Bank USA/New York NY (SOFR + 0.77%)	6.10%		03/18/2027	39,034
62,000	HCA, Inc.	5.38%		02/01/2025	61,803
61,000	JPMorgan Chase & Co.	3.90%		07/15/2025	60,076
10,000	JPMorgan Chase & Co. (SOFR + 0.49%)	0.77%		08/09/2025	9,946
65,000	JPMorgan Chase & Co. (SOFR + 0.92%)	6.27%		04/22/2028	65,286
50,000	Microchip Technology, Inc.	0.98%		09/01/2024	49,579
10,000	Microchip Technology, Inc.	4.25%		09/01/2025	9,848
62,000	Morgan Stanley	3.88%		01/27/2026	60,634
45,000	NiSource, Inc.	5.20%		07/01/2029	44,836
60,000	Oracle Corp.	5.80%		11/10/2025	60,307
47,000	Pacific Gas and Electric Co.	4.95%		06/08/2025	46,594
15,000	Pacific Gas and Electric Co.	2.10%		08/01/2027	13,541
34,000	Packaging Corp. of America	3.65%		09/15/2024	33,835
59,000	Penske Truck Leasing Co. Lp / PTL Finance Corp.	4.40%	(a)	07/01/2027	57,418
29,000	PNC Financial Services Group, Inc. (SOFR + 1.32%)	5.81%		06/12/2026	29,035
61,000	Republic Services, Inc.	2.50%		08/15/2024	60,743
68,000	Royalty Pharma PLC	1.75%		09/02/2027	61,107
56,000	Ryder System, Inc.	5.25%		06/01/2028	56,134
61,000	Take-Two Interactive Software, Inc.	4.95%		03/28/2028	60,451
61,000	Truist Financial Corp. (SOFR + 1.46%)	4.26%		07/28/2026	60,013
61,000	Veralto Corp.	5.50%	(a)	09/18/2026	61,026
63,000	VICI Properties LP / VICI Note Co., Inc.	4.25%	(a)	12/01/2026	60,809
61,000	Wells Fargo & Co. (3 mo. Term SOFR + 1.09%)	2.41%		10/30/2025	60,313
55,000	Wells Fargo & Co. (SOFR + 1.07%)	6.42%		04/22/2028	55,296
61,000	Welltower OP LLC	4.00%		06/01/2025	60,029
62,000	Zimmer Biomet Holdings, Inc.	1.45%		11/22/2024	60,979
	Total US Corporate Bonds (Cost $2,367,215)				2,361,236
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 3.9%
	Federal National Mortgage Association
1,387,924	Series 2013-92-FA (30 day avg SOFR US + 0.66%, 0.55% Floor, 6.50% Cap)	6.00%		09/25/2043	1,368,561
	Total US Government and Agency Mortgage Backed Obligations (Cost $1,343,034)				1,368,561
US GOVERNMENT AND AGENCY OBLIGATIONS - 11.9%
600,000	United States Treasury Note/Bond	0.25%		05/31/2025	573,758
600,000	United States Treasury Note/Bond	0.25%		06/30/2025	571,885
510,000	United States Treasury Note/Bond	0.75%		03/31/2026	475,685
600,000	United States Treasury Note/Bond	0.75%		05/31/2026	556,500
450,000	United States Treasury Note/Bond	0.63%		07/31/2026	414,035
1,000,000	United States Treasury Note/Bond	0.88%		09/30/2026	920,489
400,000	United States Treasury Note/Bond	0.63%		03/31/2027	359,875
400,000	United States Treasury Note/Bond	0.50%		06/30/2027	355,484

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Total US Government and Agency Obligations (Cost $4,220,687)				4,227,711
	AFFILIATED MUTUAL FUNDS - 5.2%
204,573	DoubleLine Floating Rate Fund - Class I				1,845,247
	Total Affiliated Mutual Funds (Cost $1,947,583)				1,845,247
	SHORT TERM INVESTMENTS - 8.7%
373,574	First American Government Obligations Fund - U	5.26%	(e)		373,574
373,574	JPMorgan US Government Money Market Fund - IM	5.26%	(e)		373,574
373,574	MSILF Government Portfolio - Institutional	5.23%	(e)		373,574
470,000	United States Treasury Bill	0.00%		09/10/2024	465,152
1,500,000	United States Treasury Bill	0.00%	(f)	10/01/2024	1,480,047
	Total Short Term Investments (Cost $3,065,932)				3,065,921
	Total Investments - 96.9% (Cost $37,044,685)				34,352,303
	Other Assets in Excess of Liabilities - 3.1%				1,113,193
	NET ASSETS - 100.0%				$35,465,496

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	17.8%
Non-Agency Residential Collateralized Mortgage Obligations	15.9%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
US Government and Agency Obligations	11.9%
Short Term Investments	8.7%
Asset Backed Obligations	8.5%
US Corporate Bonds	6.7%
Affiliated Mutual Funds	5.2%
Foreign Corporate Bonds	4.8%
US Government and Agency Mortgage Backed Obligations	3.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.1%
Other Assets and Liabilities	3.1%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	17.8%
Non-Agency Residential Collateralized Mortgage Obligations	15.9%
Non-Agency Commercial Mortgage Backed Obligations	12.4%
US Government and Agency Obligations	11.9%
Short Term Investments	8.7%
Asset Backed Obligations	8.5%
Affiliated Mutual Funds	5.2%
US Government and Agency Mortgage Backed Obligations	3.9%
Banking	3.7%
Transportation	1.4%
Utilities	1.2%
Mining	1.0%
Energy	0.9%
Technology	0.7%
Healthcare	0.5%

Pharmaceuticals	0.4%
Insurance	0.4%
Finance	0.3%
Automotive	0.3%
Aerospace & Defense	0.2%
Retailers (other than Food/Drug)	0.2%
Commercial Services	0.2%
Diversified Manufacturing	0.2%
Hotels/Motels/Inns and Casinos	0.2%
Environmental Control	0.2%
Media	0.2%
Real Estate	0.1%
Pulp & Paper	0.1%
Health Care	0.1%
Food Products	0.1%
Construction	0.0%(g)
Other Assets and Liabilities	3.1%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(c)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(d)	Interest only security
(e)	Seven-day yield as of period end.
(f)	All or a portion of security has been pledged as collateral.
(g)	Represents less than 0.05% of net assets.

CMT	Constant Maturity Treasury Rate
SOFR	Secured Overnight Financing Rate

Swap Agreements
Excess Return Swaps
Reference Entity	Counterparty	Long/ Short	Financing Rate	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	01/08/2025	10,000,000	EUR	$452,179	$–	$452,179
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	BNP Paribas Securities Corp.	Long	0.20%	Termination	04/23/2025	14,900,000	EUR	360,998	–	360,998
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	Barclays Capital, Inc.	Long	0.20%	Termination	02/05/2025	4,500,000	EUR	203,481	–	203,481
Shiller Barclays CAPE® Europe Sector Net ER NoC Index (1)	Barclays Capital, Inc.	Long	0.20%	Termination	09/19/2024	2,700,000	EUR	188,249	–	188,249
								$1,204,907	$–	$1,204,907

(1)	Shiller Barclays CAPE® Europe Sector Net ER NoC Index aims to provide notional long exposure to the top four European equity sectors that are relatively undervalued, as defined by a modified version of the classic CAPE® Ratio (the “Relative CAPE® Indicator”) and that possess relatively strong price momentum over the prior twelve months. Each European sector is represented by an index of equity securities of companies in the relevant sector. Information on the sector constituents as of June 30, 2024, is available on the Barclays Capital, Inc. website at https://indices.barclays/IM/12/en/indices/details.app;ticker=BXIIESAE.

EUR	Euro

Forward Currency Exchange Contracts
Settlement Date	Counterparty	Currency to be Delivered		Value	Currency to be Received		Value	Unrealized Appreciation (Depreciation)
02/05/2025	Barclays Capital, Inc.	2,500,000	EUR	$2,707,531	2,729,636	USD	$2,729,636	$22,105
10/09/2024	J.P. Morgan Securities, Inc.	4,000,000	EUR	4,305,665	4,327,582	USD	4,327,582	21,917
02/05/2025	J.P. Morgan Securities, Inc.	1,000,000	EUR	1,083,013	1,096,919	USD	1,096,919	13,906
06/04/2025	Barclays Capital, Inc.	500,000	EUR	544,567	551,509	USD	551,509	6,942
10/09/2024	Goldman Sachs	3,227,897	USD	3,227,897	3,000,000	EUR	3,229,249	1,352
02/05/2025	J.P. Morgan Securities, Inc.	432,500	USD	432,500	400,000	EUR	433,205	705
10/09/2024	Barclays Capital, Inc.	322,692	USD	322,692	300,000	EUR	322,925	233
06/04/2025	Goldman Sachs	1,000,000	EUR	1,089,135	1,089,275	USD	1,089,275	141
06/04/2025	J.P. Morgan Securities, Inc.	110,290	USD	110,290	100,000	EUR	108,913	(1,377)
02/05/2025	Goldman Sachs	5,675,472	USD	5,675,472	5,200,000	EUR	5,631,665	(43,807)
10/09/2024	J.P. Morgan Securities, Inc.	11,566,760	USD	11,566,759	10,700,000	EUR	11,517,654	(49,106)
02/05/2025	Barclays Capital, Inc.	9,383,377	USD	9,383,377	8,600,000	EUR	9,313,908	(69,469)
06/04/2025	Goldman Sachs	14,123,230	USD	14,123,230	12,799,999	EUR	13,940,922	(182,309)
								$(278,767)

EUR	Euro

USD	United States Dollar

A summary of the DoubleLine Shiller Enhanced International CAPE®’s investments in affiliated mutual funds for the period ended June 30, 2024 is as follows:

Fund	Value at March 31, 2024	Gross Purchases	Gross Sales	Net Realized Gain (Loss) for the Period Ended June 30, 2024	Change in Unrealized for the Period Ended June 30, 2024	Value at June 30, 2024	Shares Held at June 30, 2024	Dividend Income Earned for the Period Ended June 30, 2024
DoubleLine Floating Rate Fund (Class I)	$2,347,465	$—	$(500,000)	$(25,127)	$22,909	$1,845,247	204,573	$43,807

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Shiller Enhanced International CAPE®
Investments in Securities
Level 1
Affiliated Mutual Funds	$1,845,247
Short Term Investments	1,120,722
Total Level 1	2,965,969
Level 2
Collateralized Loan Obligations	6,344,109
Non-Agency Residential Collateralized Mortgage Obligations	5,634,459
Non-Agency Commercial Mortgage Backed Obligations	4,407,386
US Government and Agency Obligations	4,227,711
Asset Backed Obligations	3,018,980
US Corporate Bonds	2,361,236
Short Term Investments	1,945,199
Foreign Corporate Bonds	1,700,996
US Government and Agency Mortgage Backed Obligations	1,368,561
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	377,697
Total Level 2	31,386,334
Total	$34,352,303
Other Financial Instruments
Level 2
Excess Return Swaps	$1,204,907
Forward Currency Exchange Contracts	(278,767)
Total Level 2	926,140
Total	$926,140

See the Schedule of Investments for further disaggregation of investment categories.